STOCK-BASED COMPENSATION - Nonvested Restricted and Performance Stock Unit Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Restricted Stock Units
Shares
Outstanding beginning of the year (in shares)	1,741
Granted (in shares)	1,866
Vested (in shares)	(671)
Forfeited (in shares)	(233)
Outstanding end of the year (in shares)	2,703
Performance Stock Units
Shares
Outstanding beginning of the year (in shares)	213
Granted (in shares)	1,606
Vested (in shares)	(43)
Forfeited (in shares)	(268)
Outstanding end of the year (in shares)	1,508